POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2015
Post Balance Sheet Events [Abstract]
POST BALANCE SHEET EVENTS

NOTE 45: POST BALANCE SHEET EVENTS

Greek Law 4370/2016 was voted by the Greek Parliament on March 7, 2016, which incorporates into Greek Law Directive 2014/49/EU of April 16, 2014 governing deposit guarantee schemes and replaces the provisions of Law 3746/2009. The new Law retains the coverage limit of EUR 100 thousand per depositor per institution and the target level of the available funds held by HDIGF's Deposit Leg is set to at least 0.8% of guaranteed deposits by July 3, 2024.

As of January 1, 2016 Law 4364/2016 on insurance undertakings is in force (published in the Government Gazette on February 5, 2016). The new Law replaces the previous Law 400/1970 on insurance undertakings and brings into force the requirements of the Solvency II Directive 2009/138/EC.

The Bank, from April 14, 2016 until May 13, 2016, sold to members of the Eurosystem EFSF bonds of nominal amount EUR 915 million, which were classified as held-to-maturity at December 31, 2015 (see Note 11).

Further post balance sheet events are disclosed in:

  Note 12: Equity method investments
  Note 17: Long-lived assets held for sale and liabilities directly associated with long-lived assets held for sale
  Note 31: Income tax expense.

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